Loss Per Shares (Tables)	12 Months Ended
Jun. 30, 2025
Loss Per Shares [Abstract]
Schedule of Basic and Diluted Loss Per Share

The following tables set forth the computation of basic and diluted loss per share of Class A ordinary shares and Class B ordinary shares:

	For the Year Ended June 30, 2025		For the Year Ended June 30, 2024		For the Year Ended June 30, 2023
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Basic and diluted loss per share:
Numerator
Allocation of undistributed loss	$(42,947,852)	$(53,603)	$(26,017,802)	$(846,538)	$(36,519,400)	$(1,330,265)
Denominator
Number of shares used in per share computation	384,586	480	14,753	480	3,538	129
Basic and diluted loss per share	$(111.67)	$(111.67)	$(1,763.56)	$(1,763.56)	$(10,321.70)	$(10,321.70)